Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Premiums ceded	$ 10,600	$ 11,054	$ 11,481
Contract charges, reinsurance ceded	7,945	8,279	7,954
Contract benefits ceded	13,687	11,016	8,055
Interest credited ceded	$ 4,307	$ 4,533	$ 4,805